Earnings per Share	12 Months Ended
Dec. 31, 2011
Earnings Per Share [Abstract]
Earnings per Share
18.	Earnings per Share

Earnings per common share have been computed based on the following for the years ended December 31:

	2011	2010	2009
Net income attributable to Oneida Financial Corp.	$5,729,281	$3,760,688	$4,113,357
Net earnings allocated to participating securities	—	(11,192)	(18,958)
Net earnings allocated to common stock	$5,729,281	$3,749,496	$4,094,399
Basic
Weighted average common shares outstanding
including shares considered participating securities	7,003,703	7,085,131	7,115,633
Less: Average participating securities	—	(14,973)	(26,882)
Weighted average shares	7,003,703	7,070,158	7,088,751
Basic earnings per share	$0.82	$0.53	$0.58
Diluted
Net earnings allocated to common stock	$5,729,281	$3,749,496	$4,094,399
Weighted average common shares outstanding for basic	7,003,703	7,070,158	7,088,751
Dilutive effect of stock options	—	1,860	24,753
Weighted average shares	7,003,703	7,072,018	7,113,504
Diluted earnings per share	$0.82	$0.53	$0.58

There were no potentially dilutive securities outstanding for 2011. Stock options of 0 and 78,721 shares of common stock were not considered in computing dilutive earnings per common share for 2010 and 2009 because they were anti-dilutive.